BALANCE SHEET COMPONENTS - Accrued Expenses and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued interest	$ 94,311	$ 0
Accrued liabilities	38,288	0
Accrued expenses and other	20,283	11,590
Accrued inventory purchases	16,285	0
Accrued taxes	3,694	4,720
Other current liabilities	6,775	1,642
Total accrued expenses and other current liabilities	$ 179,636	$ 17,952